UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street,  Omaha, Nebraska

68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 6/30/14

Item 1.  Reports to Stockholders.

Mariner Managed Futures Strategy Portfolio

Class 2 Shares

Semi-Annual Report

June 30, 2014

1-855-542-4642

Distributed by Northern Lights Distributors, LLC

 Member FINRA

Mariner Managed Futures Strategy Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2014

The Portfolio’s performance figures* for the six months ending June 30, 2014, compared to its benchmark:

			Annualized
			Since Inception
	Six Month	One Year	June 7, 2012
Mariner Managed Futures Strategy Portfolio - Class 2	(8.43)%	(8.25)%	(3.81)%
The Barclay BTOP 50 Index **	0.24%	0.68%	(0.58)%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares as well as other charges and expenses of the insurance contract, or separate account. The Portfolio’s total annual operating expense is 2.00% for Class 2 per the May 1, 2014 prospectus. For performance information current to the most recent month-end, please call 1-855-542-4642.

**	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. Investors cannot invest directly in an index.

The Portfolio’s holding by type of investment are as follows:

Holdings by type of investment	% of Net Assets
Money Market Fund	1.5%
Alternative Investment	1.0%
Other Assets Less Liabilities	97.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio’s holdings.

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Mariner Managed Futures Strategy Portfolio
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

		Value
	ALTERNATIVE INVESTMENT - 1.0%
	Global Diversified Managed Futures Portfolio LLC (Cost - $51,035) (a) *	$28,910

Shares
	TOTAL SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
43,731	Fidelity Institutonal Money Market Funds - Money Market Portfolio Class I - 0.1% (a,b)	43,731
	(Cost - $43,731)

	TOTAL INVESTMENTS - 2.5% (Cost - $94,766) (c)	$72,641
	OTHER ASSETS LESS LIABILITIES - 97.5%	2,800,975
	NET ASSETS - 100.0%	$2,873,616

* Non-Income producing investment.

(a)	All or part of this instrument is a holding of MHBP Fund Limited.

(b)	Variable rate security. Interest rate is as of June 30, 2014.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $94,766 and differs from market value by net unrealized appreciation (depreciation) of securities as follow:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(22,125)
Net Unrealized Depreciation:	$(22,125)

SWAP CONTRACTS (a)	Unrealized (Depreciation)

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns on a basket of indexes that are calculated on a daily basis with reference to a customized index that is also proprietary to Deutsche Bank. The basket is comprised of a diversified collection of indexes including systematic trend following, relative value and short term trading programs. Under the terms of the swap, the advisor has the ability to periodically adjust the notional level of the swap, the notional allocation to each index, and the mix of indexes. The swap was effective on May 15, 2014 and has a termination date of May 14, 2019 unless earlier terminated. (Notional Value $5,500,000)	$(2,613)

The accompanying notes are an integral part of these consolidated financial statements.

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Mariner Managed Futures Strategy Portfolio
Consolidated Statement of Assets and Liabilities (Unaudited)
June 30, 2014

ASSETS
Investment securities:
At cost	$94,766
At fair value	$72,641
Cash	2,224,187
Deposit with brokers for swaps	540,000
Receivable due from advisor	37,241
Receivable for portfolio shares sold	16,465
Interest receivable	2
Prepaid expenses and other assets	6,231
TOTAL ASSETS	2,896,767

LIABILITIES
Fees payable to other affiliates	10,184
Unrealized depreciation on swap contracts	2,613
Distribution (12b-1) fees payable	1,261
Accrued expenses and other liabilities	9,093
TOTAL LIABILITIES	23,151

NET ASSETS	$2,873,616

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$3,088,718
Undistributed net investment loss	(47,189)
Accumulated net realized loss on investments	(143,175)
Net unrealized depreciation of investments	(24,738)
NET ASSETS	$2,873,616

NET ASSET VALUE PER SHARE:
Class 2 Shares:
Net Assets	$2,873,616
Shares of beneficial interest outstanding	311,327
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.23

The accompanying notes are an integral part of these consolidated financial statements.

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Mariner Managed Futures Strategy Portfolio
Consolidated Statement of Operations (Unaudited)
For the Six Months Ended June 30, 2014

INVESTMENT INCOME
Interest	$687

EXPENSES
Administrative services fees	21,117
Legal fees	15,083
Investment advisory fees	14,282
Accounting services fees	13,575
Transfer agent fees	13,575
Compliance officer fees	9,548
Audit fees	8,431
Distribution (12b-1) fees	7,439
Trustees fees and expenses	5,028
Shareholder reporting expenses	4,959
Custodian fees	3,017
Insurance expense	98
Other expenses	1,488
TOTAL EXPENSES	117,640

Less: Fees waived and reimbursed by the Advisor	(87,883)

NET EXPENSES	29,757

NET INVESTMENT LOSS	(29,070)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss from Investments	(143,161)
Net change in unrealized depreciation on:
Investments	(94,355)
Swaps	(2,613)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(240,129)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(269,199)

The accompanying notes are an integral part of these consolidated financial statements.

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Mariner Managed Futures Strategy Portfolio
Consolidated Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(29,070)	$(46,226)
Net realized gain (loss) from investments	(143,161)	1,882
Net change in unrealized appreciation (depreciation) on investments	(96,968)	90,502
Net increase (decrease) in net assets resulting from operations	(269,199)	46,158

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	944,021	2,658,108
Payments for shares redeemed	(793,517)	(968,167)
Net increase in net assets from shares of beneficial interest	150,504	1,689,941

TOTAL INCREASE (DECREASE) IN NET ASSETS	(118,695)	1,736,099

NET ASSETS
Beginning of period	2,992,311	1,256,212
End of period ^	$2,873,616	$2,992,311
^Includes undistributed net investment loss of:	$(47,189)	$(18,119)

SHARE ACTIVITY - CLASS 2
Shares sold	99,517	265,592
Shares redeemed	(85,075)	(98,160)
Net increase in shares of beneficial interest outstanding	14,442	167,432

The accompanying notes are an integral part of these consolidated financial statements.

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Mariner Managed Futures Strategy Portfolio
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class 2
	For the Six Months Ended		For the Year Ended	For the Period Ended
	June 30, 2014		December 31, 2013	December 31, 2012 (a)
	(Unaudited)

Net asset value, beginning of period	$10.08		$9.70	$10.00

Activity from investment operations:
Net investment loss (b)	(0.09)		(0.19)	(0.10)
Net change in realized and unrealized gain (loss) on investments	(0.76)		0.57	(0.20)
Total from investment operations	(0.85)		0.38	(0.30)

Net asset value, end of period	$9.23		$10.08	$9.70

Total return	(8.43	)% (c)	3.92%	(3.00	)% (c)

Net assets, at end of period (000s)	$2,874		$2,992	$1,256

Ratio of gross expenses to average net assets (d,e)	7.91	% (f)	9.20%	15.00	% (f)
Ratio of net expenses to average net assets (e)	2.00	% (f)	2.00%	2.00	% (f)
Ratio of net investment loss to average net assets (e)	(1.95	)% (f)	(1.88)%	(1.89	)% (f)

Portfolio Turnover Rate	0	% (c)	103%	0	% (c)

(a)	The Mariner Managed Futures Strategy Portfolio commenced operations on June 7, 2012.

(b)	Per share amounts calculated using the average shares method, which more appropriately represents the per share date for the period.

(c)	Not Annualized.

(d)	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursement by advisor.

(e)	Does not include the expense of other investment companies in which the Portfolio invests.

(f)	Annualized.

The accompanying notes are an integral part of these consolidated financial statements.

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Mariner Managed Futures Strategy Portfolio

 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

 June 30, 2014

1.	ORGANIZATION

The Mariner Managed Futures Strategy Portfolio (the “Portfolio”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio commenced operations on June 7, 2012 and currently offers class 2 shares at net asset value. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Portfolio’s investment objective is income and capital appreciation.

Effective March 3, 2014, the “Mariner Hyman Beck Portfolio” was renamed the “Mariner Managed Futures Strategy Portfolio”. The Portfolio’s investment objective, policies and strategies remain unchanged.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolio in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. If market quotations are not readily available or are determined to be unreliable, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “fair value procedures”). The Board of Trustees will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The fair value procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

MHBP Fund Limited (“MHBP Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Portfolio that invests in Global Diversified Managed Futures Portfolio LLC (“GDMF”) which operates as a commodity investment pool. Monte Capital Group, LLC (the “Advisor”) fair values MHBP Ltd.’s investment in GDMF. The daily valuation is based on the current positions held by the commodity trading advisor’s (“CTA’s”) which trade on behalf of GDMF. The Advisor calculates an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA and accounting agent which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing prices of the underlying holdings and speaking with the CTA or accounting agent to further review valuation. The Advisor then makes a final determination on the fair value the CTA, using the Advisor’s estimate. The Advisor’s fair value NAV is back tested daily and reviewed by the Portfolio’s fair valuation committee on a regular basis.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

The Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements – The Portfolio is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Portfolio may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk.   The Portfolio may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Portfolio and the risk that the Portfolio will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Portfolio’s gains from a swap agreement or may cause the Portfolio to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Portfolio segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts

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Mariner Managed Futures Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

recognized on the Consolidated Statement of Assets and Liabilities.  The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs, The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in orderly transaction between market participants (i.e. the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarch under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2014 for the Portfolio’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments:
Alternative Investment	$—	$28,910	$—	$28,910
Money Market Fund	43,731	—	—	43,731
Total Investments	$43,731	$28,910	$—	$72,641
Liabilities - Derivatives:
Other Financial Instruments	—	—	—	—
Total Derivatives	$—	$(2,613)	$—	$(2,613)

The Portfolio did not hold any Level 3 securities during the fiscal year.

There were no transfers into or out of Level 1 and Level 2 during the current year presented. It is the Portfolio’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.

Consolidation of Subsidiaries – The consolidated financial statements of the Portfolio include MHBP Ltd. All inter-company accounts and transactions have been eliminated in consolidation. The Portfolio may invest up to

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Mariner Managed Futures Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

25% of its total assets in MHBP Ltd., which acts as an investment vehicle in order to effect certain investments consistent with the Portfolio’s investment objectives and policies.

A summary of the Portfolio’s investment in MHBP Ltd. is as follows:

	Inception Date of MHBP Ltd.	MHBP Ltd. Net Assets at June 30, 2014	% Of Total Net Assets at June 30, 2014
MHBP Ltd.	9/11/2012	$610,030	21.35%

MHBP Ltd. has an investment in GDMF. GDMF is a Delaware Limited liability company, which operates as a commodity investment pool. GDMF uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled “managed futures” programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more CTAs. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contract, and other derivative instruments. As of June 30, 2014, MHBP Ltd. held a 1.61% ownership in GDMF.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio’s net asset value and performance.

The following risk applies to the Portfolio through its direct investments as well as indirectly through investments in underlying funds and GDMF.

General Market Risk. The risk that the value of the Portfolio’s shares will fluctuate based on the performance of the Portfolio’s investments and other factors affecting the commodities and/or securities markets generally.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Portfolio.

Federal income tax – It is the Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Portfolio recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Portfolio’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year 2013 or expected to be taken in the Portfolio’s 2014 tax returns. The Portfolio identifies its major tax jurisdictions as U.S. Federal and Nebraska, and

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Mariner Managed Futures Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

foreign jurisdictions where the Portfolio makes significant investments; however the Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, MHBP Ltd. is an exempted Cayman investment company. MHBP Ltd. has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MHBP Ltd. is a CFC and as such is not subject to U.S. income tax. However, a portion of MHBP Ltd.’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Portfolio’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses which are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $0 and $597,322, respectively.

Offsetting of Financial Assets and Derivative Assets

The Portfolio’s policy is to recognize a net asset or liability equal to the unrealized on swap contracts. During the six months ended June 30, 2014, the Fund was not subject to any master netting arrangements.

Assets				Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swaps	$2,613	$—	$2,613	$—	$—	$2,613

Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swaps	$(2,613)	$—	$(2,613)	$—	$2,613	$—

During the normal course of business, the Portfolio purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the consolidated financial statements.

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Mariner Managed Futures Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2014:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Unrealized depreciation on swap contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of June 30, 2014

Liability Derivatives Investment Value
Derivative Investment Type	Swaps
Total Return Swaps	$(2,613)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2014:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps	Net realized gain (loss) from swaps
Net unrealized appreciation (depreciation) on swaps

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2014:

Realized gain/(loss) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total for the Six Months Ended June 30, 2014
Swaps	$—	$—

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total for the Six Months Ended June 30, 2014
Swaps	$(2,613)	$(2,613)

Associated Risks:

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Portfolio is exposed to market risk on financial instruments that are valued at market prices as disclosed in the consolidated portfolio of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Portfolio’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Portfolio may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

12

 Mariner Managed Futures Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

Counterparty Risk: The Portfolio invests in derivative instruments issued for the Portfolio by Deutsche Bank, (“Deutsche) a Deutsche Product (“Product”). If Deutsche becomes insolvent, Deutsche may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Deutsche’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that the Portfolio will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Portfolio’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Portfolio may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Portfolio does not anticipate any material losses as a result of liquidity risk.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Monte Capital Group, LLC, serves as the Portfolio’s investment advisor (the “Advisor”). The Portfolio has employed Gemini Fund Services, LLC (“GFS”) to provide administration, Portfolio accounting, and transfer agent services. A Trustee and certain officers of the Portfolio are also officers of GFS.

Pursuant to an investment advisory agreement with the Trust on behalf of the Portfolio, the Advisor, under the oversight of the Board, directs the daily operations of the Portfolio and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Portfolio pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.96% of the Portfolio’s average daily net assets. Pursuant to the investment advisory agreement, the advisor received $14,282 in advisory fees for the six months ended June 30, 2014.

The Portfolio’s Advisor has contractually agreed to reduce its fees and to reimburse expenses, of the Portfolio to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, brokerage fees and commissions, front end or contingent deferred loads, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% of average daily net assets attributable to Class 2 shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio’s Board of Trustees, on 60 days written notice to the Advisor. Fee waiver and reimbursement arrangements can decrease the Portfolio’s expenses and boost its performance. For the six months ended June 30, 2014, the Advisor reimbursed fees in the amount of $87,883.

The Trust, with respect to the Portfolio, has adopted the Trust’s Master Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Portfolio at an annual rate of 0.50% of its average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Portfolio’s shareholder accounts not otherwise required to be provided by the Advisor. During the six months ended June 30, 2014, pursuant to the Plan, Class 2 incurred $7,439 of service and/or distribution fees.

The Distributor acts as the Portfolio’s principal underwriter in a continuous public offering of the Portfolio’s Class 2 shares and is an affiliate of GFS.

Pursuant to a separate servicing agreement with GFS, the Portfolio pays GFS customary fees for providing administration, portfolio accounting and transfer agency services to the Portfolio. GFS provides Principal Executive Officer and a Principal Financial Officer to the Portfolio.

13

Mariner Managed Futures Strategy Portfolio

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

June 30, 2014

In addition, certain affiliates of GFS provide ancillary services to the Portfolio(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Portfolio.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Portfolio.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates presumption of control of the Portfolio Section 2(a) (9) of the Act. As of June 30, 2014, Nationwide Life Insurance Co. held 83.07% of the voting securities of Class 2 shares.

6.	TAX COMPONENTS OF CAPITAL

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Unrealized	Other	Total
Ordinary	Long-Term	Carry	& Late year	Appreciation/	Book/Tax	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Differences	Earnings/(Deficits)
$—	$—	$(14)	$—	$72,230	$(18,119)	$54,097

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Portfolio’s wholly owned subsidiary.

At December 31, 2013, the Portfolio had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring FYE	Short-Term	Long-Term
$—	$(14)	$—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the period ended December 31, 2013, as follows:

Paid in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$(26,211)	$28,107	$(1,896)

7.	SUBSEQUENT EVENTS

Subsequent events have been evaluated after the date of the Consolidated Statement of Assets and Liabilities through the date the financial statements were issued. Management has determined no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

14

Mariner Managed Futures Strategy Portfolio

 EXPENSE EXAMPLES (Unaudited)

 June 30, 2014

As a shareholder of the Mariner Managed Futures Strategy Portfolio, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Mariner Managed Futures Strategy Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Mariner Managed Futures Strategy Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Annualized Expense Ratio	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expense Paid During Period* 1/1/14 – 6/30/14
Class 2	2.00%	$1,000.00	$915.70	$9.50

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 1/1/14	Ending Account Value 6/30/14	Expense Paid During Period* 1/1/14 - 6/30/14
Class 2	2.00%	$1,000.00	$1,014.88	$9.99

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).
15

Mariner Managed Futures Strategy Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

Mariner Hyman Beck Portfolio – Adviser Monte Capital Group LLC*

In connection with the regular meeting held on November 12-13, 2013 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the approval of an interim investment advisory agreement and a definitive investment advisory agreement (collectively the “Advisory Agreement”) between Monte Capital Group LLC (“Monte”) and the Trust, with respect to the Mariner Hyman Beck Portfolio (the “Portfolio”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that Monte is an employee owned independent alternative asset advisory firm specializing in the development and management of custom financial solutions, alternative investments, and hedging for high net worth individuals, family offices, and hedge funds. The Board reviewed the background information on the key personnel that will be responsible for managing the Portfolio and noted they come from diverse education and professional backgrounds with experiences in both domestic and foreign futures, commodities, equities, technology and with some having had memberships to major futures exchanges and they also possess strong risk management experience. With respect to risk management, the Trustees noted that Monte will provide research and analysis, risk management, compliance and marketing services in managing a short term fixed income strategy and a global macro managed futures strategy for the Portfolio, and will monitor the Portfolio’s allocation to managed futures and the commodity pool managers for performance, trading style and ensure they adhere to risk management policies. The Trustees acknowledged that although not all strategy risk can be averted, Monte appears to have identified possible credit downgrades and debt ceiling renewal as the key risks within the fixed income strategy and plans ongoing monitoring of those factors, and has also identified the Federal Reserve’s “QE” programs as a risk factor to the managed futures strategy and that sector in general, and intends to monitor pool managers and evaluate the risk reward profile that may be achieved by adding another commodity pool investment. With respect to trade compliance, the Trustees noted favorably that Monte will use pre-trade and post-trade checklists to monitor the funds compliance to investment limitations and guidelines daily. With respect to Monte’s broker-dealer selection process, the Board acknowledged Monte has a robust evaluation process of reviewing qualitative execution factors, such as research capabilities, ability to execute, frequency of coverage and depth of back office service and processing capabilities, besides looking for the lowest commission cost alone. The Trustees reviewed information regarding a routine SEC examination of Monte conducted in June 2013 noting that no results have been reported. They further noted that Monte reported no material compliance or litigation issues have been reported that would impact the adviser’s ability to operate and/or manage the Portfolio. After reviewing the material provided and conducting discussions with representatives of Monte, the Board is satisfied that the transition of management of the Portfolio to Monte will benefit the Fund’s shareholders. The Board is also satisfied that Monte is committed to bringing additional value to the Portfolio through added resources and concluded they have the potential to provide high quality service to the Portfolio and its shareholders.

Performance. With respect to Monte’s performance and its ability to manage the Portfolio, they noted that the performance information provided in Monte’s materials related to its performance as adviser to a non-managed futures fund. The Trustees agreed that Monte’s overall performance, based on the information provided, is good and it seems to have done a good job of managing a portfolio and the related risks of an options driven, equity only strategy. With respect to Monte’s ability to manage the Portfolio, they noted that Mariner VIT is a Fund of Funds, and Monte will invest Portfolio assets directly in one or

16

Mariner Managed Futures Strategy Portfolio

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2014

more commodity pools, or use swaps to access 5-10 CTAs. They noted this strategy is identical to the strategy currently in place for the Portfolio. The Trustees considered that Monte had recently hired a portfolio manager with extensive managed futures experience and that is very familiar with the Portfolio. After further discussion, the Trustees agreed that Monte has the potential, based on its past performance and the skills of the newly hired portfolio manager, to deliver positive results.

Fees and Expenses. The Trustees noted Monte proposed to charge an annual advisory fee of 0.96%. They compared the proposed fee to the peer group average and Morningstar category average, and noted the proposed fee is lower than both benchmarks of 1.37% and 1.32%, respectively. With respect to the Net Expense Ratio, 2.06%, they noted that it too compared favorably to the benchmarks. They considered that although the Portfolio’s Net Expense Ratio was higher than the Morningstar Category Average, 1.91%, when considered in light of the proposed expense cap the Portfolio’s ratio will be lower than the Morningstar Average. The Trustees concluded that the fees were reasonable.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Portfolio. They noted the adviser anticipates growing the Portfolio to approximately $100 million over the next two years. After discussion, it was the consensus of the Trustees that based on the anticipated size of the Fund, economies of scale would be revisited as the size of the Portfolio reaches a more “robust” level.

Profitability. The Trustees reviewed the profitability analysis provided by Monte and noted modest anticipated profits for the first year. They considered, however, that after the adviser allocated a portion of its legitimate profits to marketing and distribution of the Portfolio, it anticipates realizing a net loss. After discussion, the Trustees concluded that such profits would not be unreasonable.

Conclusion. Having requested and received such information from Monte as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Portfolio. Further, the Trustees have determined that the scope and quality of services to be provided to Mariner Hyman Beck Portfolio under the interim and definitive Advisory Agreements will be at least equivalent to the scope and quality of services provided under the previous contract.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

17

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603
18

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.
19

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-542-4642, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-542-4642.

INVESTMENT ADVISOR

Monte Capital Group, LLC

11 Broadway

New York, N.Y. 10004

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/3/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

9/3/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/3/14